Corporate, Administration and Other Expenditure (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Professional fees expense	R 52	R 45	R 54
Compliance and assurance cost	51	39	46
Corporate business development	221	19	19
Corporate office expenditure	707	486	611
Other corpirate and adminstration expenses	37	22	1
Administrative expenses	R 1,068	R 611	R 731